CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 1,484	$ 872
Restricted cash	362	224
Trade receivables (net of allowance for doubtful accounts of $ 15 at December 31, 2011 and December 31, 2010)	1,988	1,201
Other accounts receivable and prepaid expenses	158	190
Total current assets	3,992	2,487
LONG-TERM ASSETS:
Severance pay fund	2,684	1,323
Property and equipment, net	380	205
Intangible assets, net	2,854	496
Goodwill	13,011	6,133
Other assets	235	61
Total long-term assets	19,164	8,218
Total assets	23,156	10,705
CURRENT LIABILITIES:
Current maturities of long-term convertible debt	835	245
Current maturities of long-term debt	115	1,014
Trade payables	452	220
Deferred revenues	5,733	2,048
Employees and payroll accruals	2,151	844
Bifurcated conversion feature presented at fair value	227
Accrued expenses and other current liabilities	2,128	759
Total current liabilities	11,641	5,130
LONG-TERM LIABILITIES:
Contingent payment obligation	1,669
Deferred tax liability, net	515
Convertible debt		1,571
Other long-term liabilities	166	90
Liabilities presented at fair value	510	1,215
Accrued severance pay	3,467	1,966
Total long-term liabilities	6,327	4,842
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 130,000,000 shares at December 31, 2011 and 2010; Issued and outstanding: 39,951,106 shares at December 31, 2011 and 32,269,695 shares at December 31, 2010	1,146	939
Additional paid-in capital	107,572	102,459
Accumulated other comprehensive loss	(690)	(640)
Accumulated deficit	(102,840)	(102,025)
Total shareholders' equity	5,188	733
Total liabilities and shareholders' equity	$ 23,156	$ 10,705